UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
1/31/19 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Aerospace and defense (1.9%)
L3 Technologies, Inc.	36,500	$7,186,120
Textron, Inc.	136,300	7,255,249

		14,441,369
Auto components (1.2%)
Pirelli & C. SpA (Italy)(NON)	1,345,842	8,786,728

		8,786,728
Banks (2.4%)
Bank of America Corp.	407,800	11,610,066
Bank of Ireland Group PLC (Ireland)	1,005,728	6,020,545

		17,630,611
Beverages (3.7%)
Asahi Group Holdings, Ltd. (Japan)	204,100	8,524,112
Coca-Cola Co. (The)	155,000	7,460,150
Pernod Ricard SA (France)	67,336	11,175,550

		27,159,812
Biotechnology (1.0%)
Vertex Pharmaceuticals, Inc.(NON)	39,100	7,464,581

		7,464,581
Building products (1.3%)
ASSA ABLOY AB Class B (Sweden)	183,470	3,411,542
Johnson Controls International PLC	196,200	6,625,674

		10,037,216
Capital markets (2.1%)
E*Trade Financial Corp.	125,100	5,837,166
Edelweiss Financial Services, Ltd. (India)	2,757,324	5,949,887
KKR & Co., Inc. Class A	163,600	3,672,820

		15,459,873
Chemicals (1.1%)
Sherwin-Williams Co. (The)	19,700	8,303,944

		8,303,944
Commercial services and supplies (—%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	13	11
New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4

		15
Construction and engineering (0.9%)
Kyudenko Corp. (Japan)	191,400	6,866,163

		6,866,163
Construction materials (1.1%)
Summit Materials, Inc. Class A(NON)(S)	522,487	7,973,152

		7,973,152
Containers and packaging (2.9%)
Ball Corp.	303,700	15,877,436
SIG Combibloc Group AG (Switzerland)(NON)	534,296	5,426,507

		21,303,943
Distributors (1.0%)
PALTAC Corp. (Japan)	159,300	7,639,497

		7,639,497
Diversified financial services (1.8%)
Challenger, Ltd. (Australia)	917,351	4,840,048
Eurazeo SA (France)	109,678	8,147,377

		12,987,425
Entertainment (2.6%)
Activision Blizzard, Inc.	132,600	6,264,024
Live Nation Entertainment, Inc.(NON)	149,900	8,021,149
Nintendo Co., Ltd. (Japan)	15,600	4,848,460

		19,133,633
Equity real estate investment trusts (REITs) (0.7%)
Hibernia REIT PLC (Ireland)(R)	3,712,325	5,583,351

		5,583,351
Food products (3.6%)
Associated British Foods PLC (United Kingdom)	212,493	6,655,492
Hershey Co. (The)	71,600	7,596,760
Nomad Foods, Ltd. (United Kingdom)(NON)	681,879	12,498,842

		26,751,094
Health-care equipment and supplies (6.4%)
Becton Dickinson and Co. (BD)	69,000	17,212,740
Boston Scientific Corp.(NON)	386,700	14,752,605
Danaher Corp.	84,700	9,394,924
ICU Medical, Inc.(NON)	23,828	5,928,406

		47,288,675
Health-care providers and services (1.1%)
Cigna Corp.	40,300	8,052,343

		8,052,343
Health-care technology (0.6%)
CompuGroup Medical SE (Germany)	91,265	4,535,735

		4,535,735
Hotels, restaurants, and leisure (3.5%)
Compass Group PLC (United Kingdom)	553,570	11,838,441
Dalata Hotel Group PLC (Ireland)	932,058	6,091,617
Hilton Worldwide Holdings, Inc.	109,917	8,186,618

		26,116,676
Household durables (1.4%)
HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	26	22
Lennar Corp. Class A	215,145	10,202,176

		10,202,198
Independent power and renewable electricity producers (4.0%)
NRG Energy, Inc.	727,081	29,744,884

		29,744,884
Industrial conglomerates (0.9%)
Toshiba Corp. (Japan)(NON)	222,500	7,039,970

		7,039,970
Insurance (6.2%)
Assured Guaranty, Ltd.	549,875	22,302,930
Fairfax Financial Holdings, Ltd. (Canada)	21,100	9,981,129
Prudential PLC (United Kingdom)	401,468	7,822,126
QBE Insurance Group, Ltd. (Australia)	753,153	5,887,866

		45,994,051
Interactive media and services (3.1%)
Alphabet, Inc. Class C(NON)	20,462	22,843,158

		22,843,158
Internet and direct marketing retail (2.4%)
Amazon.com, Inc.(NON)	10,400	17,874,792
Global Fashion Group SA (acquired 8/2/13, cost $855,718) (Private) (Luxembourg)(NON)(F)(RES)	20,200	185,903

		18,060,695
IT Services (4.9%)
DXC Technology Co.	137,400	8,810,088
First Data Corp. Class A(NON)	417,800	10,298,770
GoDaddy, Inc. Class A(NON)	108,500	7,446,355
Visa, Inc. Class A	70,400	9,504,704

		36,059,917
Leisure products (1.2%)
Universal Entertainment Corp. (Japan)(NON)(S)	297,700	8,941,136

		8,941,136
Machinery (0.5%)
KION Group AG (Germany)	62,711	3,619,096

		3,619,096
Oil, gas, and consumable fuels (9.6%)
Cenovus Energy, Inc. (Canada)	1,621,511	12,661,595
Cheniere Energy, Inc.(NON)	122,788	8,061,032
ConocoPhillips	109,100	7,384,979
Enterprise Products Partners LP	316,529	8,758,357
Kinder Morgan, Inc.	654,100	11,839,210
Pioneer Natural Resources Co.	44,000	6,262,080
Seven Generations Energy, Ltd. Class A (Canada)(NON)	581,900	4,517,204
Suncor Energy, Inc. (Canada)	352,743	11,377,335

		70,861,792
Personal products (3.4%)
Shiseido Co., Ltd. (Japan)	133,300	7,929,271
Unilever NV ADR (Netherlands)	323,273	17,259,496

		25,188,767
Pharmaceuticals (2.2%)
AstraZeneca PLC (United Kingdom)	72,522	5,262,027
Bayer AG (Germany)	85,734	6,496,279
Jazz Pharmaceuticals PLC(NON)	36,500	4,594,985

		16,353,291
Real estate management and development (2.0%)
Kennedy-Wilson Holdings, Inc.	377,535	7,546,925
Open House Co., Ltd. (Japan)	173,300	7,221,550

		14,768,475
Road and rail (1.5%)
Union Pacific Corp.	71,000	11,293,970

		11,293,970
Semiconductors and semiconductor equipment (2.8%)
NXP Semiconductors NV	91,000	7,919,730
SCREEN Holdings Co., Ltd. (Japan)	150,700	6,426,727
Sino-American Silicon Products, Inc. (Taiwan)	2,802,000	6,115,731

		20,462,188
Software (5.4%)
Adobe, Inc.(NON)	32,800	8,128,496
Instructure, Inc.(NON)(S)	108,500	4,289,005
Microsoft Corp.	76,400	7,978,452
RealPage, Inc.(NON)	130,500	7,277,985
ServiceNow, Inc.(NON)	55,800	12,277,116

		39,951,054
Specialty retail (2.6%)
Advance Auto Parts, Inc.	77,600	12,353,920
Lowe's Cos., Inc.	71,500	6,875,440

		19,229,360
Technology hardware, storage, and peripherals (0.8%)
Samsung Electronics Co., Ltd. (South Korea)	147,405	6,159,016

		6,159,016
Thrifts and mortgage finance (1.1%)
Radian Group, Inc.	405,700	7,805,668

		7,805,668
Trading companies and distributors (1.8%)
Ashtead Group PLC (United Kingdom)	226,813	5,737,052
Yellow Cake PLC (United Kingdom)(NON)	2,376,429	7,480,614

		13,217,666

Total common stocks (cost $737,230,071)		$731,312,188

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Global Fashion Group SA 0.00% cv. pfd. (acquired 7/11/16, cost $103,080) (Luxembourg) (Private)(NON)(F)(RES)	15,684	$147,229
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(NON)(F)(RES)	108,051	5,269,647

Total convertible preferred stocks (cost $3,757,102)		$5,416,876

SHORT-TERM INVESTMENTS (2.7%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	Shares	14,389,655	$14,389,655
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	4,510,638	4,510,638
U.S. Treasury Bills 2.531%, 6/6/19(SEGSF)		$132,000	130,908
U.S. Treasury Bills 2.384%, 3/7/19(SEGSF)		555,000	553,769
U.S. Treasury Bills 2.376%, 2/14/19		64,000	63,947
U.S. Treasury Bills 2.355%, 2/7/19		97,000	96,963

Total short-term investments (cost $19,745,848)			$19,745,880
TOTAL INVESTMENTS

Total investments (cost $760,733,021)			$756,474,944

	FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $93,653,544) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/20/19	$2,741,168	$2,675,508	$(65,660)
		Canadian Dollar	Sell	4/17/19	3,892,408	3,755,913	(136,495)
		Euro	Buy	3/20/19	537,246	534,643	2,603
		Hong Kong Dollar	Buy	2/20/19	88,874	89,114	(240)
		Japanese Yen	Buy	2/20/19	2,604,580	2,520,439	84,141
		Japanese Yen	Sell	2/20/19	2,604,580	2,585,032	(19,548)
	Barclays Bank PLC
		British Pound	Buy	3/20/19	219,798	210,705	9,093
		Hong Kong Dollar	Buy	2/20/19	9,309,741	9,338,996	(29,255)
		Japanese Yen	Buy	2/20/19	20,740	17,607	3,133
		Swiss Franc	Buy	3/20/19	6,202,630	6,235,270	(32,640)
	Citibank, N.A.
		British Pound	Sell	3/20/19	4,210,741	4,102,931	(107,810)
		Canadian Dollar	Sell	4/17/19	6,594,746	6,387,747	(206,999)
		Danish Krone	Buy	3/20/19	4,122,427	4,115,789	6,638
		Euro	Buy	3/20/19	93,409	93,015	394
		Japanese Yen	Buy	2/20/19	385,213	440,821	(55,608)
	Goldman Sachs International
		British Pound	Sell	3/20/19	3,919,035	3,820,891	(98,144)
		Canadian Dollar	Sell	4/17/19	878,237	850,420	(27,817)
		Chinese Yuan (Offshore)	Buy	2/20/19	168,924	162,635	6,289
		Euro	Sell	3/20/19	517,025	516,048	(977)
		Japanese Yen	Buy	2/20/19	47,486	46,217	1,269
		Japanese Yen	Sell	2/20/19	47,486	47,326	(160)
		New Taiwan Dollar	Sell	2/20/19	6,312,071	6,344,494	32,423
	HSBC Bank USA, National Association
		Euro	Sell	3/20/19	181,418	181,053	(365)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	147,783	142,480	5,303
		British Pound	Buy	3/20/19	95,570	93,190	2,380
		Canadian Dollar	Sell	4/17/19	334,247	325,379	(8,868)
		Japanese Yen	Buy	2/20/19	189,568	189,077	491
		Norwegian Krone	Buy	3/20/19	1,924,966	1,921,479	3,487
		Singapore Dollar	Buy	2/20/19	3,901,331	3,820,623	80,708
		South Korean Won	Sell	2/20/19	5,800,021	5,737,676	(62,345)
		Swedish Krona	Buy	3/20/19	3,006,777	3,047,778	(41,001)
		Swiss Franc	Buy	3/20/19	10,419,247	10,440,022	(20,775)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	361,999	349,036	12,963
		Euro	Buy	3/20/19	2,003,413	2,007,776	(4,363)
		Israeli Shekel	Buy	4/17/19	1,852,163	1,804,584	47,579
		Japanese Yen	Sell	2/20/19	2,257,198	2,159,667	(97,531)
	UBS AG
		Australian Dollar	Buy	4/17/19	5,823,780	5,621,599	202,181
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/17/19	366,803	355,200	(11,603)
		Euro	Buy	3/20/19	566,544	565,364	1,180

	Unrealized appreciation						502,255

	Unrealized (depreciation)						(1,028,204)

	Total						$(525,949)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $740,705,292.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,602,816, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$27,708,437	$53,071,142	$66,389,924	$152,896	$14,389,655
	Putnam Short Term Investment Fund**	—	43,881,332	39,370,694	32,530	4,510,638

	Total Short-term investments	$27,708,437	$96,952,474	$105,760,618	$185,426	$18,900,293
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $14,389,655, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,972,009.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $473,407.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $700,639 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	62.7%
	Japan	8.8
	United Kingdom	7.7
	Canada	5.2
	France	2.6
	Ireland	2.4
	Netherlands	2.3
	Germany	2.0
	Australia	1.4
	Italy	1.2
	South Korea	0.8
	Taiwan	0.8
	India	0.8
	Switzerland	0.7
	Sweden	0.5
	Other	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $728,130 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $473,407 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$37,128,331	$4,848,460	$—
Consumer discretionary	82,209,732	16,580,633	185,925
Consumer staples	62,646,290	16,453,383	—
Energy	70,861,792	—	—
Financials	83,199,827	16,677,801	—
Health care	83,694,625	—	—
Industrials	52,609,317	13,906,133	15
Information technology	83,930,701	18,701,474	—
Materials	37,581,039	—	—
Real estate	13,130,276	7,221,550	—
Utilities	29,744,884	—	—

Total common stocks	636,736,814	94,389,434	185,940
Convertible preferred stocks	—	—	5,416,876
Short-term investments	4,510,638	15,235,242	—

Totals by level	$641,247,452	$109,624,676	$5,602,816
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(525,949)	$—

Totals by level	$—	$(525,949)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$502,255	$1,028,204

Total	$502,255	$1,028,204
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$142,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019